LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Loans and financing - Financial Institutions and Financing - Suppliers (Details)
R$ in Thousands, $ in Thousands
	Dec. 31, 2022 BRL (R$)	Apr. 08, 2022 USD ($)	Apr. 08, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings	R$ 19,301,796			R$ 16,933,978	R$ 13,239,166
Adjustment to interest rate (as a percent)	1.12%
Foreign currency denominated loan was obtained from Citibank (US dollar), through Law No. 4.131
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings		$ 213,413	R$ 1,000,000
Annual interest rate (as a percent)		3.1546%	3.1546%
Adjustment to interest rate (as a percent)		0.70%	0.70%
Suppliers
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Borrowings				R$ 224,556	R$ 375,700
Suppliers | Minimum [Member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Percentage of interbank deposit certificate	98.90%
Suppliers | Maximum [Member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Percentage of interbank deposit certificate	120.80%